ACCRUED COMPENSATION	12 Months Ended
Dec. 31, 2025
Accrued Compensation
ACCRUED COMPENSATION

6.	ACCRUED COMPENSATION

	As of December 31,
	2025	2024

Accrued salaries for former directors	$167,475	$166,570

As at December 31, 2025, amounting to $94,655 and $72,820 was due to former director Long Ding Jung and Kamal Hamidon respectively. As at December 31, 2024, amounting to $85,919 and $80,651 was due to former director Long Ding Jung and Kamal Hamidon respectively.

The former director Long Ding Jung are currently taking legal proceeding against the Company to recover the outstanding balance.